Prepayments (Details) - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Prepayments (Details) [Line Items]
Prepayment amount		$ 656,917
Prepaid expense		$ 70,737
Vendor [Member]
Prepayments (Details) [Line Items]
Prepayment amount	20,000
XHJC [Member]
Prepayments (Details) [Line Items]
Prepayment amount	$ 1,527,243